Accrued Pension Obligations (Detail Textuals) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Net accrued pension obligations	$ 2,593	$ 3,259
Fair value of plan assets		1,453	$ 11,838
Defined benefit obligations		$ 4,712	$ 15,899